Deferred taxes and incomes tax expenses (benefits) - Total deferred tax assets and liabilities (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 885	¥ 858
Deferred tax liabilities	499	505
Deferred tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	885	858	¥ 890
Recognized through profit or loss	(22)	(32)
Addition (business combination)	49
Deferred tax liabilities:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	499	505	151
Recognized through profit or loss	(6)	354
Addition (business combination)	0
Lease liabilities | Deferred tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	425	522	107
Recognized through profit or loss	(97)	415
Addition (business combination)	0
Tax losses carried forward | Deferred tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	49	26	493
Recognized through profit or loss	(26)	(467)
Addition (business combination)	49
Accrued enterprise tax | Deferred tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	49	36	0
Recognized through profit or loss	13	36
Addition (business combination)	0
Accrued bonuses | Deferred tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	98	71	0
Recognized through profit or loss	27	71
Addition (business combination)	0
Accrued expenses | Deferred tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	76	98	58
Recognized through profit or loss	(22)	40
Addition (business combination)	0
Accrued paid leaves | Deferred tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16	16	17
Recognized through profit or loss	0	(1)
Addition (business combination)	0
Reversal for valuation gain of crypto assets held (non-current assets) | Deferred tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		0	12
Recognized through profit or loss		(12)
Leasehold improvements | Deferred tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	36	19	45
Recognized through profit or loss	17	(26)
Addition (business combination)	0
Impairment loss of crypto assets held (non-current assets) | Deferred tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		0	21
Recognized through profit or loss		(21)
Change in fair value of crypto assets held (non-current assets) | Deferred tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		0	23
Recognized through profit or loss		(23)
Write-down for crypto assets held (current assets) | Deferred tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		0	27
Recognized through profit or loss		(27)
Asset retirement obligations | Deferred tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	107	37	69
Recognized through profit or loss	70	(32)
Addition (business combination)	0
Other | Deferred tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29	33	18
Recognized through profit or loss	(4)	15
Addition (business combination)	0
Lease assets | Deferred tax liabilities:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	395	499	107
Recognized through profit or loss	(104)	392
Addition (business combination)	0
Asset retirement obligation | Deferred tax liabilities:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	104	6	¥ 44
Recognized through profit or loss	98	¥ (38)
Addition (business combination)	¥ 0